RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

(17) RELATED PARTY TRANSACTIONS

The principal related party transactions for the years ended December 31, 2013, 2014 and 2015 are summarized below:

		For the year ended December 31,
	Note	2013	2014	2015
Commission, advertising, non-compete waiver compensation revenues and other revenues
Expedia and its affiliates	(i)	98,197,631	111,178,168	56,541,768
Ctrip and its affiliates	(ii)	-	-	9,532,316
Plateno and its affiliated hotels	(iii)	-	-	5,770,880
Shenzhen JL	(vii)	9,032,926	9,519,281
Others		92,340	352,541	-
Total		107,322,897	121,049,990	71,844,964

		For the year ended December 31,
	Note	2013	2014	2015
Commission, advertising, bad debt provision and other expenses
Expedia and its affiliates	(i)	14,827,775	98	-
Ctrip and its affiliates	(ii)	-	-	7,377,809
Tencent and its affiliates	(iv)	5,281,854	1,398,505	5,701,053
Jiuyou	(vi)	63,171,034	45,348,211	2,414,967
Others		6,048,888	3,399,684	322,104
Total		89,329,551	50,146,498	15,815,933

The balances between the Group and its related parties as of December 31, 2014 and 2015 are summarized below:

Amount due from related parties:

		December 31,
	Note	2014	2015
Expedia and its affiliates	(i)	34,002,981	-
Ctrip and its affiliates	(ii)	-	96,996,695
Plateno and its affiliated hotels	(iii)	-	322,873
Tencent and its affiliates	(iv)	16,952,232	28,460,064
Qunar and its affiliates	(v)	-	90,550,547
Others		1,065,883	4,000
Amounts due from related parties		52,021,096	216,334,179

Amount due to related parties:

		December 31,
	Note	2014	2015
Expedia and its affiliates	(i)	127,471,578	-
Ctrip and its affiliates	(ii)	-	34,515,489
Plateno and its affiliated hotels	(iii)	-	653,959
Tencent and its affiliates	(iv)	369,645	340,847
Others		69,047	997,823
Amounts due to related parties		127,910,270	36,508,118

(i)
The Group entered into a series of collaboration agreements with Expedia and its affiliates for cooperation in the accommodation reservation business, transportation ticketing business and advertising services. Pursuant to these agreements, the Group was entitled (1) to receive revenue sharing from Expedia and its affiliates for accommodation reservation business and transportation ticketing business; (2) to earn revenue for the advertising services rendered to Expedia and its affiliates; and (3) to receive payments from Expedia in return for the Group's waiver of certain non-competition covenants of Expedia. As described in Note 1, on May 22, 2015, Expedia sold all of its equity interest in the Group to the Purchasers. Upon the completion of this transaction, all designees of Expedia resigned from the board of directors of the Company. As a result, Expedia and its affiliates ceased to be related parties of the Group.

(ii)
Beginning when C-Travel became a shareholder of the Company in May 2015, the Company entered into a series of business collaboration agreements with affiliates of Ctrip pursuant to which (1) the Company distributes travel products provided by Ctrip's affiliates and receives a share of the Ctrip affiliates' commissions for the travel products; and (2) Ctrip distributes travel products provided by the Company and receives a share of the Company's commissions for the travel products.

(iii)
Both before and after May 22, 2015, when Plateno became a shareholder of the Company, the Group entered into a series of distribution agreements with hotels affiliated with Plateno, which is an affiliate of Ocean Imagination L.P. Pursuant to these agreements, the Group provides accommodation reservation services to the hotels affiliated with Plateno and receives commissions from them for accommodation reservations booked through the Group.

(iv)
The Group has entered into a series of commercial agreements with Tencent and its affiliates, including for the sale of the Group's hotel inventory on Tencent's e-commerce platform, advertising on Tencent's search engine and other online properties, payment processing on Tencent's payment process platform and marketing cooperation. The majority of the amount due from Tencent and its affiliates represents the balances paid online by customers but held by Tencent's e-commerce platform, which were in transition to the Group's bank accounts as of December 31, 2014 and 2015, respectively.

(v)
On October 26, 2015, Ctrip completed a share exchange transaction with Baidu, Inc, pursuant to which Ctrip acquired ordinary shares of Qunar Cayman Islands Limited ("Qunar") representing 45% of the voting equity of Qunar. As such, since October 27, 2015, Qunar and its affiliates have been related parties of the Group. As of December 31, 2015, the balance of amounts due from Qunar and its affiliates represents the value of unused Qunar advertising credit belonging to the Group (see Note 11). Transactions between Qunar and its affiliates and the Group between October 26, 2015 and December 31, 2015 were not material.

(vi)
Under a cooperation agreement entered into in September 2010, and subsequently amended, the Group provides a private-label website and pays commissions to Jiuyou. In December 2014, the Group recorded an impairment charge for its investment in Jiuyou and recorded RMB10,500,000 bad debt provision for the advance to Jiuyou. The probable credit loss was included in “general and administrative” in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2014. As stated in Note 3, upon the completion of the transfer of Jiuyou's shares in February 2015, Jiuyou ceased to be a related party of the Group.

(vii)
As described in note 3, Shenzhen JL was consolidated in 2014 and accordingly ceased to be the Group's external related party. The balance represents the accommodation reservation revenue earned by the Group from Shenzhen JL prior to its consolidation.